STOCKHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Jun. 30, 2015
STOCKHOLDERS' DEFICIT [Abstract]
STOCKHOLDERS' DEFICIT
Note 7 – STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company has authorized preferred stock of 5,000,000 shares with a par value of $0.0001. No shares of preferred stock have been issued to date.

Common Stock

The Company has 100,000,000 shares of authorized common stock with a par value of $0.0001.

The Company has issued 2,000,000 shares of common stock to its founder on June 23, 2014 at par value of $2,000. On June 17, 2015, as described herein, the Company issued 7,561,211 shares of common stock to acquire Mariposa Australia. Additionally, another 438,789 shares of common stock have been reserved to account for exercises of warrants held by Mariposa Australia into sharers of the Company’s common stock.

As of June 30, 2015, the Company has 9,561,211 shares of common stock issued and outstanding.

Warrants

The Company on June 17, 2015 issued 240,000 warrants in accordance with the Promissory Note discussed in Note 5. Each warrant gives the note holder the right to buy one common share at $0.001 before the expiration date of June 17, 2020. The value of the warrants is calculated under the Black-Scholes method, and will be amortized over the period between the issuance date and the expiration date. The amount of the promissory note is presented net of the value of the warrants.

Warrants Outstanding	2015	2014
Beginning of Year	-	-
Issued	678,789	-
Exercised	-	-
Forfeited	-	-
	678,789	-

The relative fair value of the 240,000 warrants of $25,080 was calculated under the Black-Scholes method using the following assumptions:
Strike price - $0.001
Market Price - $0.1149
Volatility - 100%
5 Year US Treasury Bond Rate - 1.84%

Amortization of the debt discount for the period ended June 30, 2015 was $3,015.